Sources of finance - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (8,810.3)	£ (8,726.4)
Effect of discounting/financing rates	1,935.8	2,159.0
Debt financing	(6,874.5)	(6,567.4)
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(624.1)	(1,002.5)
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(727.6)	(208.0)
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(421.0)	(717.2)
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(1,384.2)	(195.7)
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(356.6)	(660.9)
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Debt financing	(3,361.0)	(3,783.1)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(8,417.1)	(8,192.1)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(391.7)	(582.9)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(896.3)	(389.5)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(584.3)	(893.0)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(1,537.8)	(369.1)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(487.9)	(812.9)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(4,519.1)	(5,144.7)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (393.2)	£ (534.3)